REDEEMABLE NONCONTROLLING INTEREST IN NUTRA SA 10Q	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
REDEEMABLE NONCONTROLLING INTEREST IN NUTRA SA [Abstract]
REDEEMABLE NONCONTROLLING INTEREST IN NUTRA SA
NOTE 6. REDEEMABLE NONCONTROLLING INTEREST IN NUTRA SA

We hold a variable interest which relates to our equity interest in Nutra SA, LLC (Nutra SA).  We are the primary beneficiary of Nutra SA, and as such, Nutra SA’s assets, liabilities and results of operations are included in our consolidated financial statements.  The other equity holders’ interests are reflected in net loss attributable to noncontrolling interest in Nutra SA, in the consolidated statements of operations, and redeemable noncontrolling interest in Nutra SA, in the consolidated balance sheets.  Our variable interest in Nutra SA is our Brazil segment.  A summary of the carrying amounts of Nutra SA balances included in our consolidated balance sheets follows (in thousands).

	March 31, 2014	December 31, 2013
Cash and cash equivalents	$1,132	$1,686
Other current assets (restricted $1,116 and $1,967)	4,521	4,546
Property, net (restricted $4,947 and $4,969)	19,690	17,672
Goodwill and intangibles, net	4,865	4,812
Other noncurrent assets	38	27
Total assets	$30,246	$28,743

Current liabilities	$6,982	$6,514
Current portion of long-term debt (nonrecourse)	6,828	6,262
Long-term debt, less current portion (nonrecourse)	6,791	6,658
Total liabilities	$20,601	$19,434

Nutra SA’s debt is secured by its accounts receivable and property.  Our parent company and our non-Brazilian subsidiaries do not guarantee any of Nutra SA’s debt.

A summary of changes in redeemable noncontrolling interest in Nutra SA follows (in thousands):

	Three Months Ended March 31,
	2014	2013
Redeemable noncontrolling interest in Nutra SA, beginning of period	$7,177	$9,262
Investors' interest in net loss of Nutra SA	(920)	(485)
Investors' interest in accumulated other comprehensive income of Nutra SA	168	72
Redeemable noncontrolling interest in Nutra SA, end of period	$6,425	$8,849

In December 2010, we entered into a membership interest purchase agreement (MIPA) with AF Bran Holdings-NL LLC and AF Bran Holdings LLC (Investors).  The Investors’ interest averaged 45.2% and 49.1% in the first three months of 2014 and 2013.  As of March 31, 2014 and December 31, 2013, the Investors interest was 43.3% and 45.9%.  In the first quarter of 2014, we invested an additional $1.9 million in Nutra SA.  We invested$1.1 million between April 1, 2014, and May 15, 2014.  As of May 15, 2014, we own 58.1% of Nutra SA, with the remaining 41.9% held by the Investors.  The Investors’ share of Nutra SA’s net income (loss) increases (decreases) redeemable noncontrolling interest.  We are restricted from competing with Nutra SA and Irgovel in Brazil as further described in the MIPA.

Redeemable noncontrolling interest in Nutra SA is recorded in temporary equity, above the equity section and after liabilities on our consolidated balance sheets, because the Investors have drag along rights which provide the Investors the ability to force a sale of Nutra SA assets in the future.  We have assessed the likelihood of the Investors exercising these rights as less than probable at March 31, 2014.  We will continue to evaluate the probability of the Investors exercising their drag along rights each reporting period.  We will begin to accrete the redeemable noncontrolling interest up to fair value if and when it is probable the Investors will exercise these rights.

Under the limited liability company agreement for Nutra SA (LLC agreement), as amended, any units held by the Investors beginning January 1, 2014, accrue a yield at 4% (the Yield).  Commencing with the first quarter of 2014, Nutra SA must make distributions to the Investors quarterly in the amount equal to the previously accrued and unpaid Yield plus any additional distributions owed to the Investors, to the extent there is distributable cash, as defined in the LLC agreement.  As of March 31, 2014, we have accrued $0.1 million for the Yield in other expense, and made no Yield payments.

Following the payment of the Yield, Nutra SA must distribute all distributable cash (as defined in the LLC Agreement) to the members on March 31 of each year as follows: (i) first, to the Investors in an amount equal to 2.3 times the Investors’ capital contributions, less the aggregate amount of distributions paid to the Investors, (ii) second, to us in an amount equal to twice the capital contributions made by us, less the aggregate amount of distributions paid to us; and (iii) third, to us and the Investors in proportion to our respective membership interests.

Under the LLC agreement, the business of Nutra SA is to be conducted by the manager, currently our CEO, subject to the oversight of the management committee.  The management committee is comprised of three of our representatives and two Investor representatives.  Upon an event of default or a qualifying event, we will no longer control the management committee and the management committee will include three Investor representatives and two of our representatives.  In addition, following an event of default or a qualifying event, a majority of the members of the management committee may replace the manager of Nutra SA.

As of March 31, 2014, there have been no events of default.  Events of default, as defined in the MIPA and the October 2013 amendment of investment agreements, are:

•	A Nutra SA business plan deviation, defined as the occurrence in 2014 of a 20% unfavorable variation in two out of three of the following: (i) revenue, (ii) earnings before interest, taxes, depreciation and amortization (EBITDA) or (iii) debt,
•	A Nutra SA EBITDA default, which is defined as the failure to achieve 85% of planned EBITDA for three consecutive quarters,
•	A material problem, which is defined as a material problem in a facility (unrelated to changes in law, weather, etc.) likely to cause a Nutra SA business plan deviation or Nutra SA EBITDA default, which results in damages not at least 80% covered by insurance proceeds,
•	Failure of Irgovel to meet minimum quarterly processing targets beginning in the second quarter of 2014, or
•	Failure of Irgovel to achieve EBITDA of at least $4.0 million in any year after 2014.

As of March 31, 2014, there have been no qualifying events.  The LLC agreement defines a qualifying event as any event prior to September 16, 2014, which results, or will result, in (i) a person or group of persons exercising the right to appoint members to our board of directors holding one third or more of the votes of all board members, (ii) the sale, exchange, pledge or use as guarantee of one half or more of our ownership interest in Nutra SA to a third party or (iii) the bankruptcy of RiceBran Technologies or Nutra SA.

The Investors have the right to force the sale of all Nutra SA assets after the earlier of January 1, 2015, or upon the failure to process a certain level of rice bran in the second and third quarters of 2014 (Drag Along Rights).  The right terminates upon the occurrence of certain events (a $50 million Nutra SA initial public offering or a change of control, as defined).  We may elect to exercise a right of first refusal to purchase the Investors’ interest instead of proceeding to a sale.

In evaluating whether we are the primary beneficiary of Nutra SA, we considered the matters which could be put to a vote of the members.  Until there is an event of default or a qualifying event, the Investors’ rights and abilities, individually or in the aggregate, do not allow them to substantively participate in the operations of Nutra SA.  The Investors do not currently have the ability to dissolve Nutra SA or otherwise force the sale of all its assets.  They do have such rights in the future (Drag Along Rights as described above).  We will continue to evaluate our ability to control Nutra SA each reporting period.

Cash provided by operations in our Brazil segment is generally unavailable for distribution to our Corporate and USA segments pursuant to the terms of the LLC agreement.

NOTE 4. REDEEMABLE NONCONTROLLING INTEREST IN NUTRA SA

We hold a variable interest which relates to our equity interest in Nutra SA, LLC (Nutra SA).  We are the primary beneficiary of Nutra SA, and as such, Nutra SA’s assets, liabilities and results of operations are included in our consolidated financial statements.  The other equity holders’ interests are reflected in net loss attributable to noncontrolling interest in Nutra SA, in the consolidated statements of operations, and redeemable noncontrolling interest in Nutra SA, in the consolidated balance sheets.  Our variable interest in Nutra SA is our Brazil segment.  A summary of the carrying amounts of Nutra SA balances included in our consolidated balance sheets follows (in thousands).

	December 31,
	2013	2012
Cash and cash equivalents	$1,686	$562
Other current assets (restricted $1,967 and $2,505)	4,546	5,675
Property, net (restricted $4,969 and $5,757)	17,672	19,690
Goodwill and intangibles, net	4,812	6,215
Other noncurrent assets	27	54
Total assets	$28,743	$32,196

Current liabilities	$6,514	$5,141
Current portion of long-term debt (nonrecourse)	6,262	7,013
Long-term debt, less current portion (nonrecourse)	6,658	7,454
Other noncurrent liabilities	-	1,871
Total liabilities	$19,434	$21,479

Nutra SA’s debt is secured by its accounts receivable and property.  Our parent company and our non-Brazilian subsidiaries do not guarantee any of Nutra SA’s debt.

A summary of changes in redeemable noncontrolling interest in Nutra SA follows (in thousands):

	2013	2012
Redeemable noncontrolling interest in Nutra SA, beginning of period	$9,262	$9,918
Investors' interest in net loss of Nutra SA	(2,619)	(1,627)
Investors' interest in accumulated other comprehensive income of Nutra SA	(666)	(529)
Investors' purchase of additional units	1,200	1,500
Redeemable noncontrolling interest in Nutra SA, end of period	$7,177	$9,262

In December 2010, we entered into a membership interest purchase agreement (MIPA) with AF Bran Holdings-NL LLC and AF Bran Holdings LLC (Investors).  The Investors’ interest averaged 49.0% in 2013 and 2012.  As of December 31, 2013, the Investors interest was 45.9%.  Following the closing of the underwritten public offering in December 2013 and completion of the private placement offering in March 2014, we invested an additional $4.9 million in Nutra SA.  As of March 25, 2014, we own 56.7% of Nutra SA, with the remaining 43.3% held by the Investors.  The Investors’ share of Nutra SA’s net income (loss) increases (decreases) redeemable noncontrolling interest.  We are restricted from competing with Nutra SA and Irgovel in Brazil as further described in the MIPA.

Redeemable noncontrolling interest in Nutra SA is recorded in temporary equity, above the equity section and after liabilities on our consolidated balance sheets, because the Investors have the drag along rights which provide the Investors the ability to force a sale of Nutra SA assets in the future.  We have assessed the likelihood of the Investors exercising these rights as less than probable at December 31, 2013.  We will continue to evaluate the probability of the Investors exercising their drag along rights each reporting period.  We will begin to accrete the redeemable noncontrolling interest up to fair value if and when it is probable the Investors will exercise these rights.

Under the limited liability company agreement for Nutra SA (LLC agreement), as amended, any units held by the Investors beginning January 1, 2014, accrue a yield at 4% (the Yield).  Commencing with the first quarter of 2014, Nutra SA must make distributions to the Investors quarterly in the amount equal to the previously accrued and unpaid Yield plus any additional distributions owed to the Investors, to the extent there is distributable cash, as defined in the LLC agreement.

Following the payment of the Yield, Nutra SA must distribute all distributable cash (as defined in the LLC Agreement) to the members on March 31 of each year as follows: (i) first, to the Investors in an amount equal to 2.3 times the Investors’ capital contributions, less the aggregate amount of distributions paid to the Investors, (ii) second, to us in an amount equal to twice the capital contributions made by us, less the aggregate amount of distributions paid to us; and (iii) third, to us and the Investors in proportion to our respective membership interests.

In 2013, we transferred $3.3 million in cash to Nutra SA for additional units.  In 2013, we also transferred $0.8 million in cash to Nutra SA and in exchange, title was returned to us for certain equipment contributed to Nutra SA in December 2012 with an historical cost of $0.2 million.

Under the LLC agreement, the business of Nutra SA is to be conducted by the manager, currently our CEO, subject to the oversight of the management committee.  The management committee is comprised of three of our representatives and two Investor representatives.  Upon an event of default or a qualifying event, we will no longer control the management committee and the management committee will include three Investor representatives and two of our representatives.  In addition, following an event of default or a qualifying event, a majority of the members of the management committee may replace the manager of Nutra SA.

As of December 31, 2013, there have been no events of default.  Events of default, as defined in the MIPA and the October 2013 amendment of investment agreements, are:

•	A Nutra SA business plan deviation, defined as the occurrence in 2014 of a 20% unfavorable variation in two out of three of the following: (i) revenue, (ii) earnings before interest, taxes, depreciation and amortization (EBITDA) or (iii) debt,
•	A Nutra SA EBITDA default, which is defined as the failure to achieve 85% of planned EBITDA for three consecutive quarters,
•	A material problem, which is defined as a material problem in a facility (unrelated to changes in law, weather, etc.) likely to cause a Nutra SA business plan deviation or Nutra SA EBITDA default, which results in damages not at least 80% covered by insurance proceeds,
•	Failure of Irgovel to meet minimum quarterly processing targets beginning in the second quarter of 2014, or
•	Failure of Irgovel to achieve EBITDA of at least $4.0 million in any year after 2014.

As of December 31, 2013, there have been no qualifying events.  The LLC agreement defines a qualifying event as any event prior to September 16, 2014, which results, or will result, in (i) a person or group of persons exercising the right to appoint members to our board of directors holding one third or more of the votes of all board members, (ii) the sale, exchange, pledge or use as guarantee of one half or more of our ownership interest in Nutra SA to a third party or (iii) the bankruptcy of RiceBran Technologies or Nutra SA.

The Investors have the right to force the sale of all Nutra SA assets after the earlier of January 1, 2015, or upon the failure to process a certain level of rice bran in the second and third quarters of 2014 (Drag Along Rights).  The right terminates upon the occurrence of certain events (a $50 million Nutra SA initial public offering or a change of control, as defined).  We may elect to exercise a right of first refusal to purchase the Investors’ interest instead of proceeding to a sale.

In evaluating whether we are the primary beneficiary of Nutra SA, we considered the matters which could be put to a vote of the members.  Until there is an event of default or a qualifying event, the Investors’ rights and abilities, individually or in the aggregate, do not allow them to substantively participate in the operations of Nutra SA.  The Investors do not currently have the ability to dissolve Nutra SA or otherwise force the sale of all its assets.  They do have such rights in the future (Drag Along Rights as described above).  We will continue to evaluate our ability to control Nutra SA each reporting period.

Cash provided by operations in our Brazil segment is generally unavailable for distribution to our Corporate and USA segments pursuant to the terms of the LLC agreement.